Equity Investments Designated at Fair Value Through Other Comprehensive Income/ Available-For-Sale Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Equity Investments Designated at Fair Value Through Other Comprehensive Income/ Available-For-Sale Investments

	2018	2017
	RMB million	RMB million
Equity investments designated at fair value through other comprehensive income
Listed equity investments, at fair value
TravelSky Technology Limited	510	—

	510	—

Unlisted equity investments, at fair value
Sichuan Airlines Corporation Limited	438	—
Aviation Data Communication Corporation Limited	161	—
Others	138	—

	737	—

	1,247	—

Available-for-sale investments
Listed equity investments, at fair value	—	693
Unlisted equity investments, at cost	—	107

	—	800